Subsequent Events (Details Narrative)				1 Months Ended	4 Months Ended
	Mar. 21, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	May 15, 2025 USD ($) $ / shares shares	May 15, 2025 EUR (€) shares	May 31, 2025 $ / shares	May 15, 2025 EUR (€) € / shares shares	Mar. 24, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 EUR (€)	Jan. 27, 2025 USD ($)	Jan. 27, 2025 EUR (€)	Dec. 31, 2024 EUR (€) € / shares shares	Oct. 31, 2024 USD ($)	Oct. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 EUR (€)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	May 31, 2024 USD ($)	May 31, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Nov. 30, 2023 USD ($)	Nov. 30, 2023 EUR (€)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Subsequent Event [Line Items]
Increase the amount of shareholder equity | $		$ (68,770,018)		$ (68,770,018)																								$ (22,568,663)														$ (14,445,660)
Unsecured term loans		$ 3,500,000		$ 3,500,000										€ 2,800,000	$ 2,500,000	€ 2,000,000
Common stock, shares issued | shares		25,000,042		25,000,042										25,000,042														21,667,738	21,667,738
Common stock, par value | (per share)		$ 0.002		$ 0.002										€ 0.002														$ 0.002	€ 0.002
Unsecured convertible loan		$ 46,392,310		$ 46,392,310																								$ 15,800,000	€ 12,629,000
Unsecured Shareholder Term Loans [Member]
Subsequent Event [Line Items]
Unsecured convertible loan					$ 3,500,000			€ 2,800,000		$ 1,900,000	€ 1,500,000			€ 2,000,000
Borrow amount										1,000,000	800,000
Unsecured Shareholder Term Loans [Member] | IPO [Member]
Subsequent Event [Line Items]
Principal debt					$ 12,500,000			€ 10,000,000
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member]
Subsequent Event [Line Items]
Loan borrow amount			$ 33,600,000														€ 26,901,566
Loan amount		$ 3,000,000		$ 3,000,000										€ 2,800,000	$ 2,500,000	€ 4,800,000		$ 3,700,000	€ 3,000,000	$ 11,200,000	€ 9,000,000	$ 11,200,000	€ 9,000,000	$ 3,600,000	€ 2,900,000	$ 1,600,000	€ 1,300,000	$ 1,800,000	€ 1,500,000	$ 1,000,000	€ 800,000	$ 2,000,000	€ 1,600,000	$ 1,600,000	€ 1,300,000	$ 1,800,000	€ 1,500,000	$ 1,800,000	€ 1,500,000	$ 1,600,000	€ 1,300,000	$ 2,000,000	€ 1,600,000
Interest rate percentage		12.85%		12.85%	15.00%			15.00%						12.85%
Principal debt			$ 32,300,000														25,829,000
Interest accrued rate per annum		10.00%	15.00%	15.00%
Maximum [Member] | Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member] | IPO [Member]
Subsequent Event [Line Items]
Principal debt			$ 12,500,000														€ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Increase the amount of shareholder equity | $					$ 5,300,000
Unsecured term loans to equity					$ 6,000,000	€ 4,800,000
Percentage of discount on share price					25.00%	25.00%
Common stock, shares issued | shares					1,599,999			1,599,999
Common stock, par value | € / shares								€ 0.001
Aggregate subscription price | (per share)					$ 3.25			3.00
Share price					5
Converted price					5
Total cost | $									$ 960,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Aggregate subscription price					4.50
Number of shares sold | shares	4,444,445
Shares issued price per share	$ 4.50
Gross proceeds | $	$ 20,000,000
Subsequent Event [Member] | IPO [Member] | Ordinary Shares One [Member]
Subsequent Event [Line Items]
Aggregate subscription price | (per share)					$ 1,834			1,466.16
Number of shares issued | shares					733,079	733,079
Subsequent Event [Member] | IPO [Member] | Ordinary Shares Two [Member]
Subsequent Event [Line Items]
Common stock, par value | € / shares								0.002
Aggregate subscription price | (per share)					$ 68.53			54.75
Number of shares issued | shares					27,371	27,371
Subsequent Event [Member] | IPO [Member] | Ordinary Shares Three [Member]
Subsequent Event [Line Items]
Common stock, par value | € / shares								0.002
Aggregate subscription price | (per share)					$ 71.99			€ 57.52
Number of shares issued | shares					28,760	28,760
Subsequent Event [Member] | Loan Conversion One [Member]
Subsequent Event [Line Items]
Converted price					$ 5
Loan amount converted					$ 31,100,000	€ 24,890,841
Shares issued upon loan conversion | shares					6,597,710	6,597,710
Subsequent Event [Member] | Loan Conversion Two [Member]
Subsequent Event [Line Items]
Converted price					$ 5
Loan amount converted					$ 1,200,000	€ 985,362
Shares issued upon loan conversion | shares					246,340	246,340
Subsequent Event [Member] | Loan Conversion Three [Member]
Subsequent Event [Line Items]
Converted price					$ 5
Loan amount converted					$ 1,300,000	€ 1,035,362
Shares issued upon loan conversion | shares					258,840	258,840
Subsequent Event [Member] | Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member]
Subsequent Event [Line Items]
Loan amount										$ 1,800,000	€ 1,500,000	$ 1,800,000	€ 1,500,000
Subsequent Event [Member] | Loan Note Instrument [Member]
Subsequent Event [Line Items]
Unsecured convertible loan					$ 13,140,000			€ 10,500,000
Subsequent Event [Member] | Loan Note Instrument [Member] | IPO [Member]
Subsequent Event [Line Items]
Common stock, par value | € / shares								€ 0.002
Subsequent Event [Member] | Reverse Split [Member]
Subsequent Event [Line Items]
Percentage of discount on share price					25.00%	25.00%
Common stock, shares issued | shares					1,777,777			1,777,777
Common stock, par value | € / shares								€ 0.002
Aggregate subscription price					$ 3.375
Share price					$ 5
Subsequent Event [Member] | Reverse Split [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregate subscription price							$ 5.00
Subsequent Event [Member] | Reverse Split [Member] | Minimum [Member]
Subsequent Event [Line Items]
Aggregate subscription price							$ 4.50